UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2007.

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one.):	[  ] is a restatement.
				[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5000 SW Meadows Rd, Ste 410
	   Lake Oswego, OR 97035
Form 13F File Number: 28-  not assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Walker      Lake Oswego, OR     08/10/2007
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      107

Form 13F Information Table Value Total:     138,371
               		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
30-June-2007



Title of

Value
SHRS
OR
Investm
ent
Other
Voting
Authority


Name of Issuer
Class
CUSIP
(x$10
00)
PRN
AMT
Discretio
n
Manager
s
Sole
Shared
None

AES CORP
COM
00130H105
217
"9,928"
SOLE
N/A
"9,928"
0
0

Agco Corp
COM
001084102
1,815
"41,800"
Sole
N/A
"41,800"
0
0

Alcoa Inc
COM
013817101
231
"5,695"
Sole
N/A"5,695"
0
0

Alkermes Inc
COM
01642t108
490
"33,550"
Sole
N/A
"33,550"
0
0

Alliance One Intl Inc
Com
018722103
3,402
"338,500"
Sole
N/A
"338,500"
0
0

Altria Group, Inc
COM
02209S103
6,408
"91,365"
Sole
N/A
"91,365"
0
0

American Express Co.
COM
025816109
388
"6,345"
Sole
N/A
"6,345"
0
0

American Intl Group Inc.
COM
026874107
2,129
"30,396"
Sole
N/A
"30,396"
0
0

Amex Fin. Select Spdr
SBI INT_FNL
81369Y605
226
"6,250"
Sole
N/A
"6,250"
0
0

Amgen
Com
031162100
284
"5,134"
Sole
N/A
"5,134"
0
0

Anheuser-Busch Co Inc
Com
035229103
2,151
"41,239"
Sole
N/A
"41,239"
0

AON Corp
COM
037389103
614
"14,407"
Sole
N/A
"14,407"
0
0

Apollo Group
CL A
037604105
3,097
"53,000"
Sole
N/A
"53,000"
0
0

Assurant
Com
04621X108
221
"3,750"
Sole
N/A
"3,750"
0
0

AT&T Inc
Com
00206R102
397
"9,570"
Sole
N/A
"9,570"
0
0

Avon Products Inc
Com
054303102
800
"21,775"
Sole
N/A
"21,775"
0
0

Bank of America Corp.
Com
060505104
2,335
"47,755"
Sole
N/A
"47,755"
0
0

Bausch & Lomb Inc
Com
071707103
983
"14,150"
Sole
N/A
"14,150"
0
0

Berkshire Hathaway Inc
CL B
08467207
926
"257"
Sole
N/A
"257"
0
0

BioScrip Inc
Com
09069N108
546
"113,808"
Sole
N/A
"113,808"
0
0

Bisys Group Inc.
COM
055472104
388
"32,800"
Sole
N/A
"32,800"
0
0

Blount Intl
com
095180105
698
"53,400"
Sole
N/A
"53,400"
0
0

Boeing Co.
COM
097023105
678
"7,047"
Sole
N/A
"7,047"
0
0

Boston Scientific Corp
Com
101137107
1,663
"108,438"
Sole
N/A
"108,438"
0
0

BP PLC
Sponsored ADR
055622104
1,233
"17,096"
Sole
N/A
"17,096"
0
0

Career Education Corp
Com
141665109
468
"13,850"
Sole
N/A
"13,850"
0
0

Chevron Texaco Corp
COM
166764100
2,203
"26,155"
Sole
N/A
"26,155"
0
0

Cisco Sys Inc
COM
17275R102
221
"7,925"
Sole
N/A
"7,925"
0
0

Citigroup
COM
172967101
6,779
"132,167"
Sole
N/A
"132,167"
0
0

City Bank Lynnwood
COM
17770A109
735
"23,334"
Sole
N/A
"23,334"
0
0

Coca Cola Co
Com
191216100
3,131
"59,860"
Sole
N/A
"59,860"
0
0

Comcast Corp. A
COM
20030N101
685
"24,358"
Sole
N/A
"24,358"
0
0

ConocoPhillips
COM
20825C104
1,236
"15,750"
Sole
N/A
"15,750"
0
0

Costco Whsl Corp New
COM
22160k105
1,641
"28,050"
Sole
N/A
"28,050"
0
0

Coventry Health Care Inc
Com
222862104
1,666
"28,899"
Sole
N/A
"28,899"
0
0

CVS Corp
COM
126650100
2,179
"59,772"
Sole
N/A
"59,772"
0
0

Dell Corp
COM
24702R101
1,370
"47,975"
Sole
N/A
"47,975"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
2,194
"26,333"
Sole
N/A
"26,333"
0
0

DirecTV Group Inc
COM
25459L106
203
"8,795"
Sole
N/A
"8,795"
0
0

Dow Cheimcal Co
COM
260543103
2,590
"58,580"
Sole
N/A
"58,580"
0
0

Duke Energy Corp
COM
264399106
292
"15,976"
Sole
N/A
"15,976"
0
0

Du Pont EI De Nemours & Co
COM
263534109
915
"18,000"
Sole
N/A
"18,000"
0
0

Efunds Corp
COM
28224R101
1,662
"47,105"
Sole
N/A
"47,105"
0
0

Express Scripts Inc
Com
302182100
980
"19,600"
Sole
N/A
"19,600"
0
0

Exxon Mobil Corp
COM
30231G102
971
"11,575"
Sole
N/A
"11,575"
0
0

Family Dlr Stores Inc.
Com
307000109
824
"24,000"
Sole
N/A
"24,000"
0
0


First Data Corp.
Com
319963104
2,445
"74,851"
Sole
N/A
"74,851"
0
0

FirstFed Financial Corp
COM
337907109
346
"6,100"
Sole
N/A
"6,100"
0
0

Franklin Resources Inc.
COM
354613101
3,120
"23,550"
Sole
N/A
"23,550"
0
0

General Electric Co.
COM
369604103
498
"13,016"
Sole
N/A
"13,016"
0
0

General Motors Corp
COM
370442105
414
"10,956"
Sole
N/A
"10,956"
0
0

Glaxo SmithKline PLC
Spnosored ADR
37733W105
1,083
"20,685"
Sole
N/A
"20,685"
0
0

H&R Block Inc.
Com
09367105
444
"19,000"
Sole
N/A
"19,000"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
2,082
"183,300"
Sole
N/A
"183,300"
0
0

Hewlett Packard Co.
COM
428236103
883
"19,785"
Sole
N/A
"19,785"
0
0

Home Depot Inc
COM
437076102
1,396
"34,475"
Sole
N/A
"34,475"
0
0

Ingersoll Rand Company LTD
CL A
G4776g101
693
"12,650"
Sole
N/A
"12,650"
0
0


Intel Corp
COM
458140100
389
"16,386"
Sole
N/A
"16,386"
0
0

Interpublic Group Cos Inc.
COM
460690100
1,107
"97,139"
Sole
N/A
"97,139"
0
0

J P Morgan Chase & Co.
COM
46625H100
590
"12,184"
Sole
N/A
"12,184"
0
0

Johnson & Johnson
Com
478160104
989
"16,055"
Sole
N/A
"16,055"
0
0

Kraft Foods Inc
Cl A
50075N104
2,657
"75,382"
Sole
N/A
"75,382"
0
0

Lehman Bros Hldgs Inc
Com
524908100
261
"3,440"
Sole
N/A
"3,440"
0
0


Lifepoint Hospitals Inc
COM
53219L109
300
"7,750"
Sole
N/A
"7,750"
0
0

Lincoln EDL SVCS Corp
COM
533535100
831
"55,920"
Sole
N/A
"55,920"
0
0

Lowes Cos Inc
COM
548661107
696
"22,670"
Sole
N/A
"22,670"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
3,598
"116,500"
Sole
N/A
"116,500"
0
0

Maximus, Inc.
COM
577933104
870
"20,050"
Sole
N/A
"20,050"
0
0

Merck & Co. Inc
COM
589331107
1,823
"36,603"
Sole
N/A
"36,603"
0
0

Microsoft Corp
COM
594918104
2,965
"100,609"
Sole
N/A
"100,609"
0
0

Morgan Stanley Dean Witter Co.
COM New
617446448
884
"10,535"
Sole
N/A
"10,535"
0
0

Motorola Inc.
COM
620076109
987
"55,747"
Sole
N/A
"55,747"
0
0

Nike Inc
Cl B
654106103
706
"12,116"
Sole
N/A
"12,116"
0
0

Nordstrom Inc
COM
655664100
248
"4,852"
Sole
N/A
"4,852"
0
0

Oracle Corp
COM
68389X105
267
"13,632"
Sole
N/A
"13,632"
0
0

Pfizer Inc.
COM
717081103
2,182
"85,320"
Sole
N/A
"85,320"
0
0

Plum Creek Timber Co
COM
729251108
3,456
"82,964"
Sole
N/A
"82,964"
0
0

PNC Financial Services Grp Inc.
COM
693475105
385
"5,375"
Sole
N/A
"5,375"
0
0

Progressive Corp
COM
743315103
586
"24,500"
Sole
N/A
"24,500"
0
0

Quest Diagnostics Inc
COM
748434L100
2,889
"55,935"
Sole
N/A
"55,935"
0
0

SK Telecom Company
Sponsored ADR
78440P108
1,335
"48,800"
Sole
N/A
"48,800"
0
0

Spectra Energy Corp
Com
847560109
207
"7,988"
Sole
N/A
"7,988"
0
0

Stancorp Financial Group
COM
852891100
482
"9,178"
Sole
N/A
"9,178"
0
0

TCF Financial Corp
COM
872275102
225
"8,076"
Sole
N/A
"8,076"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
1,006
"26,540"
Sole
N/A
"26,540"
0
0

Time Warner Inc.
COM
887317105
389
"18,469"
Sole
N/A
"18,469"
0
0

Travelers Companies Inc.
COM
89417E109
5,054
"94,461"
Sole
N/A
"94,461"
0
0

Tyco International Ltd New
Com
902124106
332
"9,820"
Sole
N/A
"9,820"
0
0

United Parcel Service Inc
CL B
911312106
425
"5,825"
Sole
N/A
"5,825"
0
0

Unitedhealth Group Inc
Com
91324P102
2,000
"39,100"
Sole
N/A
"39,100"
0
0

Universal Tech Inst Inc
COM
913915104
760
"29,950"
Sole
N/A
"29,950"
0
0

UNUM Group
COM
91529y106
3,548
"135,882"
SOLE
N/A
"135,882"
0
0

Value Line Inc
COM
920437100
353
"8,044"
Sole
N/A
"8,044"
0
0

Waddell and Reed Finl Inc
CL A
930059100
738
"28,358"
Sole
N/A
"28,358"
0
0

Wal-Mart Stores Inc
COM
931142103
2,951
"61,345"
Sole
N/A
"61,345"
0
0

Washington Federal Inc.
COM
938824109
871
"35,849"
Sole
N/A
"35,849"
0
0

Washington Mutual Inc.
COM
939322103
842
"19,744"
Sole
N/A
"19,744"
0
0

WellPoint Inc.
COM
94973V107
1,146
"14,350"
Sole
N/A
"14,350"
0
0

Wells Fargo and Co New
COM
9499746101
216
"6,134"
Sole
N/A
"6,134"
0
0

Western Union CO
COM
959802109
2,803
"134,574"
Sole
N/A
"134,574"
0
0

Willbros Group Inc
COM
969199108
740
"24,925"
Sole
N/A
"24,925"
0
0

Wyeth
Com
983024100
459
"8,011"
Sole
N/A
"8,011"
0
0

Yum! Brands, Inc
COM
988498101
288
"8,800"
Sole
N/A
"8,800"
0
0

Zimmer Hldgs Inc
COM
98956P102
225
"2,650"
Sole
N/A
"2,650"
0
0

Nokia Corp
Sponsored ADR
654902204
529
"18,825"
Sole
N/A
"18,825"
0
0

Tele Norte Leste Part S A
Spon ADR PFD
879246106
1,864
"98,250"
Sole
N/A
"98,250"
0
0

Transocean Inc
ORD
G90078109
248
"2,338"
Sole
N/A
"2,338"
0
0